Share Based Compensation - Restricted Shares Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity award - restricted shares
Numbers of Shares
Beginning balance (in shares)	2,805,557	9,450,348	16,121,181
Granted (in shares)	512,782	0	0
Reclassified from liability classified restricted shares (in shares)		26,042
Vested (in shares)	(2,805,557)	(6,670,833)	(6,670,833)
Ending balance (in shares)	512,782	2,805,557	9,450,348
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0.02	$ 0.02	$ 0.02
Granted (in dollars per share)	10.16	0	0
Reclassified from liability classified restricted shares (in dollars per share)		0.02
Vested (in dollars per share)	0.02	0.02	0.02
Ending balance (in dollars per share)	$ 10.16	$ 0.02	$ 0.02
Liability award – restricted shares
Numbers of Shares
Beginning balance (in shares)	0	88,542	151,042
Granted (in shares)		0	0
Reclassified to equity classified restricted shares (in shares)		(26,042)
Vested (in shares)		(62,500)	(62,500)
Ending balance (in shares)	0	0	88,542
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 0.02	$ 0.02
Granted (in dollars per share)		0	0
Reclassified to equity classified restricted shares (in dollars per share)		0.02
Vested (in dollars per share)		0.02	0.02
Ending balance (in dollars per share)			$ 0.02
Restricted Stock Units (RSUs)
Numbers of Shares
Beginning balance (in shares)	0
Granted (in shares)		263,621
Vested (in shares)		0
Ending balance (in shares)	263,621	0
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)		$ 10.30
Vested (in dollars per share)		0
Ending balance (in dollars per share)	$ 10.30	$ 0